Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued payroll	$ 53,681	$ 6,327
Accrued withholding taxes	6,232	6,387
Accrued ICA fees and contributions	11,936	8,514
Accrued interest	27,258	12,924
Deferred rent obligations		273
Accrued Expenses	$ 99,107	$ 34,425